Other non-current assets - Investments in convertible loans (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other non current assets investments in convertible loans [line items]
Convertible loan	€ 3,560	€ 6,203	[1]	€ 2,750
Total	7,519	4,093	[1]	3,594
Convertible loans [member]
Other non current assets investments in convertible loans [line items]
Convertible loan	3,560	6,203		2,750
Total	€ 3,560	€ 6,203		€ 2,750

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.